Schedule of Investments (unaudited)
June 30, 2024
 Martin Currie Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 8.4%
Diversified Telecommunication Services — 0.8%
Telkom Indonesia Persero Tbk PT	20,219,000	$3,841,350 (a)
Interactive Media & Services — 7.6%
NAVER Corp.	20,409	2,455,890 (a)
Tencent Holdings Ltd.	721,300	34,218,708 (a)
Total Interactive Media & Services		36,674,598

Total Communication Services		40,515,948
Consumer Discretionary — 12.5%
Automobile Components — 1.1%
Minth Group Ltd.	3,364,000	5,208,489 *(a)
Automobiles — 1.9%
Maruti Suzuki India Ltd.	62,531	9,015,891 (a)
Broadline Retail — 4.8%
Alibaba Group Holding Ltd.	303,640	2,736,659 (a)
Alibaba Group Holding Ltd., ADR	149,493	10,763,496
JD.com Inc., ADR	146,493	3,785,379
JD.com Inc., Class A Shares	37,371	485,347 (a)
MercadoLibre Inc.	3,302	5,426,507 *
Total Broadline Retail		23,197,388
Hotels, Restaurants & Leisure — 2.2%
Meituan, Class B Shares	614,100	8,728,995 *(a)
Trip.com Group Ltd., ADR	41,564	1,953,508 *
Total Hotels, Restaurants & Leisure		10,682,503
Textiles, Apparel & Luxury Goods — 2.5%
Titan Co. Ltd.	297,950	12,142,205 (a)

Total Consumer Discretionary		60,246,476
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 1.7%
Robinsons Retail Holdings Inc.	2,384,255	1,425,859
Wal-Mart de Mexico SAB de CV	2,013,400	6,877,145
Total Consumer Staples Distribution & Retail		8,303,004
Personal Care Products — 0.8%
Proya Cosmetics Co. Ltd., Class A Shares	245,900	3,747,782 (a)

Total Consumer Staples		12,050,786
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Cosan SA	1,459,952	3,536,207
Reliance Industries Ltd.	432,183	16,201,084 (a)

Total Energy		19,737,291
Financials — 24.6%
Banks — 20.6%
Al Rajhi Bank	427,473	9,317,624 (a)
Bank Negara Indonesia Persero Tbk PT	13,704,700	3,888,762 (a)
Bank Rakyat Indonesia Persero Tbk PT	27,176,900	7,620,309 (a)
Capitec Bank Holdings Ltd.	54,249	7,876,701 (a)
See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Martin Currie Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
China Merchants Bank Co. Ltd., Class H Shares	2,065,000	$9,383,657 (a)
Credicorp Ltd.	23,695	3,822,714
Grupo Financiero Banorte SAB de CV, Class O Shares	972,400	7,567,658
HDFC Bank Ltd., ADR	285,154	18,343,957
ICICI Bank Ltd., ADR	583,796	16,819,163
Kotak Mahindra Bank Ltd.	351,570	7,579,710 (a)
Shinhan Financial Group Co. Ltd.	199,569	6,957,369 (a)
Total Banks		99,177,624
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao	2,476,300	4,531,681
Insurance — 3.1%
AIA Group Ltd.	1,128,600	7,635,825 (a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,588,500	7,196,822 (a)
Total Insurance		14,832,647

Total Financials		118,541,952
Health Care — 2.3%
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	58,500	2,340,487 (a)
Health Care Providers & Services — 1.2%
Dr Sulaiman Al Habib Medical Services Group Co.	37,101	2,846,318 (a)
Odontoprev SA	1,531,000	3,133,153
Total Health Care Providers & Services		5,979,471
Pharmaceuticals — 0.6%
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	1,643,500	2,779,786 (a)

Total Health Care		11,099,744
Industrials — 3.9%
Electrical Equipment — 2.9%
Contemporary Amperex Technology Co. Ltd., Class A Shares	240,060	5,946,639 (a)
WEG SA	1,066,900	8,042,640
Total Electrical Equipment		13,989,279
Machinery — 1.0%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	683,100	4,817,247 (a)

Total Industrials		18,806,526
Information Technology — 34.7%
Electronic Equipment, Instruments & Components — 2.2%
Delta Electronics Inc.	681,367	8,127,010 (a)
Samsung SDI Co. Ltd.	10,490	2,678,628 (a)
Total Electronic Equipment, Instruments & Components		10,805,638
IT Services — 3.7%
EPAM Systems Inc.	12,649	2,379,403 *
Globant SA	44,085	7,858,592 *
Tata Consultancy Services Ltd.	158,238	7,391,814 (a)
Total IT Services		17,629,809
Semiconductors & Semiconductor Equipment — 18.5%
Globalwafers Co. Ltd.	395,000	6,540,694 (a)
SK Hynix Inc.	166,213	28,207,779 *(a)
See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2024 Quarterly Report

 Martin Currie Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	298,250	$51,838,832
Xinyi Solar Holdings Ltd.	4,990,000	2,505,977 (a)
Total Semiconductors & Semiconductor Equipment		89,093,282
Technology Hardware, Storage & Peripherals — 10.3%
Quanta Computer Inc.	718,000	6,863,828 (a)
Samsung Electronics Co. Ltd.	727,699	42,827,864 (a)
Total Technology Hardware, Storage & Peripherals		49,691,692

Total Information Technology		167,220,421
Materials — 6.2%
Chemicals — 2.5%
Asian Paints Ltd.	164,157	5,731,507 (a)
LG Chem Ltd.	16,149	4,024,248 (a)
Orbia Advance Corp. SAB de CV	1,775,525	2,476,710
Total Chemicals		12,232,465
Construction Materials — 1.7%
UltraTech Cement Ltd.	57,549	8,040,557 (a)
Metals & Mining — 2.0%
Antofagasta PLC	366,495	9,739,984 (a)

Total Materials		30,013,006
Total Investments — 99.2% (Cost — $418,180,723)		478,232,150
Other Assets in Excess of Liabilities — 0.8%		3,999,823
Total Net Assets — 100.0%		$482,231,973

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Martin Currie Emerging Markets Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	—	$40,515,948	—	$40,515,948
Consumer Discretionary	$21,928,890	38,317,586	—	60,246,476
Consumer Staples	8,303,004	3,747,782	—	12,050,786
Energy	3,536,207	16,201,084	—	19,737,291
Financials	51,085,173	67,456,779	—	118,541,952
Health Care	3,133,153	7,966,591	—	11,099,744
Industrials	8,042,640	10,763,886	—	18,806,526
Information Technology	62,076,827	105,143,594	—	167,220,421
Materials	2,476,710	27,536,296	—	30,013,006
Total Investments	$160,582,604	$317,649,546	—	$478,232,150

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Martin Currie Emerging Markets Fund 2024 Quarterly Report